Marketable securities, Overall Movement through OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Overall movement through OCI [Abstract]
Revaluation adjustments	$ (94)	$ 437
Movement of ECL on assets measured at FVOCI	(1)	121
Fair value movement on marketable securities through OCI	$ (95)	$ 558	$ 0
Bottom of Range [Member]
Overall movement through OCI [Abstract]
Marketable securities at FVOCI interest rates	0.25%	0.25%
Marketable securities at FVOCI maturity period	2 months
Top of Range [Member]
Overall movement through OCI [Abstract]
Marketable securities at FVOCI interest rates	3.75%	3.75%
Marketable securities at FVOCI maturity period	3 years